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CHAPMAN AND CUTLER LLP                                   T 312.845.3000
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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                  July 25, 2016

Marianne Dobelbower
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 1682 (the "Fund")?
                       (File No. 333-210905)(CIK 1662283)
                   --------------------------------------------

Ms. Dobelbower:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Securities Act") of units representing the ownership of interests in the Fund. The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 25, 2016. The Fund consists of one unit investment trust, ACE MLT Portfolio, Series 2016-1 (the "Trust"). We received comments from the staff of the Commission in your May 25, 2016 letter and filed Amendment No. 1 to the Registration Statement in response to such comments on June 17, 2016. In subsequent telephone conversations between yourself and Matthew Wirig on July 18, 2016 and July 25, 2016, you requested that "[of the Market Reference]" be added after "Trustee" in the prospectus under "Understanding Your Investment--The Market Reference and the Underlying Index". The prospectus has been revised in accordance with your comment. You indicated that you have no further disclosure comments at this time. You also provided a separate correspondence on May 6, 2016 requesting an analysis of the Trust's proposed investment in derivatives. We will respond to that request in a separate correspondence filing.

     We have been advised that the Sponsor would like to be able to create the Fund and have the registration statement declared effective by the SEC as soon as is practicable. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.


                                Very truly yours,

                                Chapman and Cutler LLP


                                /s/ CHAPMAN AND CUTLER LLP
                                --------------------------
                                    CHAPMAN AND CUTLER LLP








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